Finance cost (Tables)	12 Months Ended
Dec. 31, 2025
Finance cost
Schedule of finance cost

	For the year ended 31 December
	2025	2024	2023
	USD	USD	USD
Lease finance charges (Note 16.2)	94,186	25,121	49,248
Interest accretion on financial liabilities	17,116	15,858	12,192
Interest expense on loans	71,441	—	—
	182,743	40,979	61,440